Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Deposits [Abstract]
Time deposits	¥ 1,885,970	¥ 1,876,129
Other deposits	360,375	400,029
Total	¥ 2,246,345	¥ 2,276,158